Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	HONDA MOTOR CO., LTD.
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity File Number	1-7628
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	No. 1-1, Minami-Aoyama 2-chome
Entity Address, Address Line Two	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-8556
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG AZSA LLC
Auditor Firm ID	1009
Auditor Location	Tokyo, Japan
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 1-1, Minami-Aoyama 2-chome
Entity Address, Address Line Two	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-8556
Contact Personnel Name	Rikako Suzuki
City Area Code	+81-3
Local Phone Number	5412-1134
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HMC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	107,517,766
Common Stock [member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	1,710,600,356